Cost of Revenue - Schedule of Revenue (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cost of Revenue [Abstract]
Subcontracting charges	$ 299,018	$ 515,702
Depreciation and amortization	42,121	41,972
Salaries	38,807	49,073
Revenue	$ 379,946	$ 606,747